Cash and Cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash equivalents

Note 13: Cash and cash equivalents

(€‘000)	As of December 31,
	2017	2016
Cash at bank and on hand	23,253	48,357

Total	23,253	48,357

Cash at banks earn interest at floating rates based on daily bank deposit rates.

The credit quality of cash and cash equivalents and short-term deposit balances may be categorised between A-2 and A+ based on Standard and Poor’s rating at 31 December 2017.